Cover	Dec. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-41506
Entity Registrant Name	GLOBAL STAR ACQUISITION INC.
Entity Central Index Key	0001922331
Entity Tax Identification Number	86-2508938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1641 International Drive Unit 208
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	790-0717
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock One Redeemable Warrant And One Right [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Redeemable Warrant, and one Right
Trading Symbol	GLSTU
Security Exchange Name	NASDAQ
Class Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GLST
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	GLSTW
Security Exchange Name	NASDAQ
Rights Exchangeable Into Onetenth Of One Share Of Class Common Stock [Member]
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common Stock
Trading Symbol	GLSTR
Security Exchange Name	NASDAQ